Revenues - Revenues (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Revenues [Abstract]
Time charter revenue	$ 235,129	$ 146,499
Voyage charter revenue	5,156	1,692
Other income	6,747	3,441
Total	$ 247,032	$ 151,632